CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2023 CNY (¥) shares	Feb. 28, 2023 USD ($) shares	Feb. 28, 2022 CNY (¥) shares	Feb. 28, 2021 CNY (¥) shares
Statement [Line Items]
Beginning Balance	¥ 502,494		¥ 646,388	¥ 674,952
Beginning Balance, Shares | shares	21,238,806	21,238,806
Acquisition of subsidiaries			11	1,374
Deregistration of subsidiaries	¥ 1,428
Repurchase of ordinary shares (Note 10)	(238)		(27,795)
Contribution from non-controlling interests			3,630	11,776
Share-based compensation	3,168		9,002	27,513
Net loss for the year	(33,488)	$ (4,830)	(118,732)	(27,886)
Foreign currency translation adjustments	38,526	5,557	(9,479)	(39,380)
VIE deconsolidation				(2,000)
Reconsolidation of previously deconsolidated VIE			351
Dividend to non-controlling interests			(882)
Disposal of a subsidiary				39
Ending Balance	¥ 511,890	$ 73,839	¥ 502,494	646,388
Ending Balance, Shares | shares	21,189,215	21,189,215	21,238,806
Ending Balance, Shares | shares	2,912,768	2,912,768	2,863,117
Ordinary Shares
Statement [Line Items]
Beginning Balance	¥ 14		¥ 15	¥ 15
Beginning Balance, Shares | shares	21,238,806	21,238,806	23,131,195	23,131,195
Repurchase of ordinary shares (Note 10)	¥ 0		¥ (1)
Repurchase of ordinary shares (Note 10), Shares | shares	(49,591)	(49,591)	(1,892,389)
Ending Balance	¥ 14	$ 2	¥ 14	¥ 15
Ending Balance, Shares | shares	21,189,215	21,189,215	21,238,806	23,131,195
Treasury Shares
Statement [Line Items]
Beginning Balance	¥ (55,693)		¥ (27,899)	¥ (27,899)
Beginning Balance, Shares | shares				970,788
Repurchase of ordinary shares (Note 10)	¥ (238)		¥ (27,794)
Repurchase of ordinary shares (Note 10), Shares | shares	49,591	49,591	1,892,389
Ending Balance	¥ (55,931)	$ (8,068)	¥ (55,693)	¥ (27,899)
Ending Balance, Shares | shares	2,912,768	2,912,768	2,863,177	970,788
Additional Paid-in Capital
Statement [Line Items]
Beginning Balance	¥ 777,023		¥ 768,150	¥ 742,637
Contribution from non-controlling interests			(480)
Share-based compensation	3,168		9,002	27,513
VIE deconsolidation				(2,000)
Reconsolidation of previously deconsolidated VIE			351
Ending Balance	780,191	$ 112,541	777,023	768,150
Accumulated Deficit
Statement [Line Items]
Beginning Balance	(252,634)		(138,290)	(110,094)
Net loss for the year	(29,666)		(113,462)	(28,196)
Dividend to non-controlling interests			(882)
Ending Balance	(282,300)	(40,721)	(252,634)	(138,290)
Accumulated Other Comprehensive Income (Loss)
Statement [Line Items]
Beginning Balance	(22,768)		(13,289)	26,091
Foreign currency translation adjustments	38,526		(9,479)	(39,380)
Ending Balance	15,758	2,273	(22,768)	(13,289)
Total Four Seasons Education (Cayman) Inc. Shareholders' Equity
Statement [Line Items]
Beginning Balance	445,942		588,687	630,750
Repurchase of ordinary shares (Note 10)	(238)		(27,795)
Contribution from non-controlling interests			(480)
Share-based compensation	3,168		9,002	27,513
Net loss for the year	(29,666)		(113,462)	(28,196)
Foreign currency translation adjustments	38,526		(9,479)	(39,380)
VIE deconsolidation				(2,000)
Reconsolidation of previously deconsolidated VIE			351
Dividend to non-controlling interests			(882)
Ending Balance	457,732	66,027	445,942	588,687
Non-controlling Interests
Statement [Line Items]
Beginning Balance	56,552		57,701	44,202
Acquisition of subsidiaries			11	1,374
Deregistration of subsidiaries	1,428
Contribution from non-controlling interests			4,110	11,776
Net loss for the year	(3,822)		(5,270)	310
Disposal of a subsidiary				39
Ending Balance	¥ 54,158	$ 7,812	¥ 56,552	¥ 57,701